Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	$ 10,980
Allowance for doubtful accounts	1,113
Past due trade receivables	9,867	$ 24,057
Past Due Trade Receivables Not past due [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	4,349
Allowance for doubtful accounts
Past due trade receivables	4,349	21,147
Past Due Trade Receivables 30 days [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	1,838
Allowance for doubtful accounts
Past due trade receivables	1,838	1,850
Past Due Trade Receivables 31-60 days [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	1,341
Allowance for doubtful accounts
Past due trade receivables	1,341	349
Past Due Trade Receivables 60-90 days [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	989
Allowance for doubtful accounts
Past due trade receivables	989	183
Past Due Trade Receivables 90-120 days [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	520
Allowance for doubtful accounts
Past due trade receivables	520	145
Past Due Trade Receivables More than 120 days [Member]
Trade Receivables, Net (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	1,944
Allowance for doubtful accounts	1,113
Past due trade receivables	$ 742	$ 383